Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 21,794	¥ 13,829	¥ 19,249
Gross amount of increases for current year’s tax positions	451	28	202
Gross amount of decreases for current year’s tax positions	0	0	(1,919)
Gross amount of increases for prior years’ tax positions	279	6,320	489
Gross amount of decreases for prior years’ tax positions	(166)	(183)	(2,329)
Decreases due to lapse of applicable statutes of limitations	(116)	(8)	(116)
Foreign exchange translation and other	3,158	1,808	(1,747)
Balance at end of fiscal year	¥ 25,400	¥ 21,794	¥ 13,829